Distribution Date:	01/18/23	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			Andy Lindenman	(913) 317-4372
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	9		partnership
Current Mortgage Loan and Property Stratification	10-14		Kristin Bonczynski		Kristin.Bonczynski@mountstreetllp.com
			2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 1)	15-17
		Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	18-20
			Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	21		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	26
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764XBE4	1.548000%	33,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764XBF1	2.933000%	25,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764XBG9	3.150000%	72,200,000.00	26,863,234.40	1,031,134.10	70,515.99	0.00	0.00	1,101,650.09	25,832,100.30	35.23%	30.00%
A-3	61764XBH7	3.077000%	205,000,000.00	179,123,220.41	0.00	459,301.79	0.00	0.00	459,301.79	179,123,220.41	35.23%	30.00%
A-4	61764XBJ3	3.338000%	274,274,000.00	274,274,000.00	0.00	762,938.84	0.00	0.00	762,938.84	274,274,000.00	35.23%	30.00%
A-S	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00	26.55%	22.63%
B	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00	21.25%	18.13%
C	61764XBP9	4.128389%	53,364,000.00	53,364,000.00	0.00	183,589.44	0.00	0.00	183,589.44	53,364,000.00	14.03%	12.00%
D	61764XAN5	4.128389%	41,384,000.00	41,384,000.00	0.00	208,754.93	0.00	0.00	208,754.93	41,384,000.00	8.44%	7.25%
E	61764XAQ8	3.012000%	19,604,000.00	19,604,000.00	0.00	196,824.16	0.00	0.00	196,824.16	19,604,000.00	5.79%	5.00%
F	61764XAS4	3.012000%	8,712,000.00	8,712,000.00	0.00	67,319.73	0.00	0.00	67,319.73	8,712,000.00	4.61%	4.00%
G	61764XAU9	3.012000%	11,980,000.00	11,980,000.00	0.00	0.00	0.00	0.00	0.00	11,980,000.00	3.00%	2.63%
H	61690RBS5	3.012000%	22,870,589.00	22,160,790.69	0.00	0.00	0.00	0.00	0.00	22,160,790.69	0.00%	0.00%
555-A	61764XBA2	3.143333%	11,700,000.00	11,700,000.00	0.00	31,669.07	0.00	0.00	31,669.07	11,700,000.00	61.00%	61.00%
555-B	61764XBC8	3.143333%	18,300,000.00	18,300,000.00	0.00	49,533.68	0.00	0.00	49,533.68	18,300,000.00	0.00%	0.00%
V	61764XAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764XAY1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			901,249,591.00	770,926,245.50	1,031,134.10	2,351,913.61	0.00	0.00	3,383,047.71	769,895,111.40

X-A	61764XBK0	0.848468%	674,129,000.00	544,515,454.81	0.00	385,003.48	0.00	0.00	385,003.48	543,484,320.71
X-B	61764XAA3	0.274389%	39,206,000.00	39,206,000.00	0.00	8,964.73	0.00	0.00	8,964.73	39,206,000.00
X-E	61764XAG0	1.116389%	19,604,000.00	19,604,000.00	0.00	18,238.07	0.00	0.00	18,238.07	19,604,000.00
X-FG	61764XAJ4	1.116389%	20,692,000.00	20,692,000.00	0.00	19,250.26	0.00	0.00	19,250.26	20,692,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61690RBQ9	1.116389%	22,870,589.00	22,160,790.69	0.00	20,616.71	0.00	0.00	20,616.71	22,160,790.69
Notional SubTotal			776,501,589.00	646,178,245.50	0.00	452,073.25	0.00	0.00	452,073.25	645,147,111.40

Deal Distribution Total					1,031,134.10	2,803,986.86	0.00	0.00	3,835,120.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764XBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764XBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764XBG9	372.06695845	14.28163573	0.97667576	0.00000000	0.00000000	0.00000000	0.00000000	15.25831150	357.78532271
A-3	61764XBH7	873.77180688	0.00000000	2.24049654	0.00000000	0.00000000	0.00000000	0.00000000	2.24049654	873.77180688
A-4	61764XBJ3	1,000.00000000	0.00000000	2.78166665	0.00000000	0.00000000	0.00000000	0.00000000	2.78166665	1,000.00000000
A-S	61764XBL8	1,000.00000000	0.00000000	3.04333328	0.00000000	0.00000000	0.00000000	0.00000000	3.04333328	1,000.00000000
B	61764XBM6	1,000.00000000	0.00000000	3.21166658	0.00000000	0.00000000	0.00000000	0.00000000	3.21166658	1,000.00000000
C	61764XBP9	1,000.00000000	0.00000000	3.44032381	0.00000000	0.00000000	0.00000000	0.00000000	3.44032381	1,000.00000000
D	61764XAN5	1,000.00000000	0.00000000	5.04433912	(1.60401532)	0.00000000	0.00000000	0.00000000	5.04433912	1,000.00000000
E	61764XAQ8	1,000.00000000	0.00000000	10.04000000	(7.53000000)	0.00000000	0.00000000	0.00000000	10.04000000	1,000.00000000
F	61764XAS4	1,000.00000000	0.00000000	7.72724174	(5.21724174)	2.31275826	0.00000000	0.00000000	7.72724174	1,000.00000000
G	61764XAU9	1,000.00000000	0.00000000	0.00000000	2.51000000	23.03084725	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61690RBS5	968.96458110	0.00000000	0.00000000	2.43210090	93.23576057	0.00000000	0.00000000	0.00000000	968.96458110
555-A	61764XBA2	1,000.00000000	0.00000000	2.70675812	0.00000085	0.00029915	0.00000000	0.00000000	2.70675812	1,000.00000000
555-B	61764XBC8	1,000.00000000	0.00000000	2.70675847	0.00000109	0.00033716	0.00000000	0.00000000	2.70675847	1,000.00000000
V	61764XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764XBK0	807.73183591	0.00000000	0.57111247	0.00000000	0.00000000	0.00000000	0.00000000	0.57111247	806.20225611
X-B	61764XAA3	1,000.00000000	0.00000000	0.22865709	0.00000000	0.00000000	0.00000000	0.00000000	0.22865709	1,000.00000000
X-E	61764XAG0	1,000.00000000	0.00000000	0.93032391	0.00000000	0.00000000	0.00000000	0.00000000	0.93032391	1,000.00000000
X-FG	61764XAJ4	1,000.00000000	0.00000000	0.93032380	0.00000000	0.00000000	0.00000000	0.00000000	0.93032380	1,000.00000000
X-H	61690RBQ9	968.96458110	0.00000000	0.90145077	0.00000000	0.00000000	0.00000000	0.00000000	0.90145077	968.96458110

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	70,515.99	0.00	70,515.99	0.00	0.00	0.00	70,515.99	0.00
A-3	12/01/22 - 12/30/22	30	0.00	459,301.79	0.00	459,301.79	0.00	0.00	0.00	459,301.79	0.00
A-4	12/01/22 - 12/30/22	30	0.00	762,938.84	0.00	762,938.84	0.00	0.00	0.00	762,938.84	0.00
X-A	12/01/22 - 12/30/22	30	0.00	385,003.48	0.00	385,003.48	0.00	0.00	0.00	385,003.48	0.00
X-B	12/01/22 - 12/30/22	30	0.00	8,964.73	0.00	8,964.73	0.00	0.00	0.00	8,964.73	0.00
X-E	12/01/22 - 12/30/22	30	0.00	18,238.07	0.00	18,238.07	0.00	0.00	0.00	18,238.07	0.00
X-FG	12/01/22 - 12/30/22	30	0.00	19,250.26	0.00	19,250.26	0.00	0.00	0.00	19,250.26	0.00
X-H	12/01/22 - 12/30/22	30	0.00	20,616.71	0.00	20,616.71	0.00	0.00	0.00	20,616.71	0.00
A-S	12/01/22 - 12/30/22	30	0.00	195,549.38	0.00	195,549.38	0.00	0.00	0.00	195,549.38	0.00
B	12/01/22 - 12/30/22	30	0.00	125,916.60	0.00	125,916.60	0.00	0.00	0.00	125,916.60	0.00
C	12/01/22 - 12/30/22	30	0.00	183,589.44	0.00	183,589.44	0.00	0.00	0.00	183,589.44	0.00
D	12/01/22 - 12/30/22	30	66,380.57	142,374.36	0.00	142,374.36	(66,380.57)	0.00	0.00	208,754.93	0.00
E	12/01/22 - 12/30/22	30	147,618.12	49,206.04	0.00	49,206.04	(147,618.12)	0.00	0.00	196,824.16	0.00
F	12/01/22 - 12/30/22	30	65,601.36	21,867.12	0.00	21,867.12	(45,452.61)	0.00	0.00	67,319.73	20,148.75
G	12/01/22 - 12/30/22	30	245,839.75	30,069.80	0.00	30,069.80	30,069.80	0.00	0.00	0.00	275,909.55
H	12/01/22 - 12/30/22	30	2,076,733.18	55,623.58	0.00	55,623.58	55,623.58	0.00	0.00	0.00	2,132,356.76
555-A	12/01/22 - 12/31/22	31	3.49	31,669.08	0.00	31,669.08	0.01	0.00	0.00	31,669.07	3.50
555-B	12/01/22 - 12/31/22	31	6.15	49,533.69	0.00	49,533.69	0.02	0.00	0.00	49,533.68	6.17
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,602,182.62	2,630,228.96	0.00	2,630,228.96	(173,757.89)	0.00	0.00	2,803,986.86	2,428,424.73

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764XBP9	4.128389%	53,364,000.00	53,364,000.00	0.00	183,589.44	0.00	0.00	183,589.44	53,364,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,825,000.03	156,825,000.00	0.00	505,055.42	0.00	0.00	505,055.42	156,825,000.00

Exchangeable Certificate Details
PST	61764XBN4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

		Additional Information

	Total Available Distribution Amount (1)	3,835,120.96
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	0
	Aggregate Unpaid Principal Balance	0.00
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,733,430.95	Master Servicing Fee	14,172.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,934.89
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	331.93
ARD Interest	0.00	Trust Advisor Fee	795.28
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,733,430.95	Total Fees	18,234.45

Principal		Expenses/Reimbursements
Scheduled Principal	1,031,134.10	Reimbursement for Interest on Advances	7,602.56
Unscheduled Principal Collections		ASER Amount	(200,767.38)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,406.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,031,134.10	Total Expenses/Reimbursements	(173,757.92)

		Interest Reserve Deposit	84,967.54

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,803,986.86
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,031,134.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,835,120.96
Total Funds Collected	3,764,565.05	Total Funds Distributed	3,764,565.03

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	740,926,245.50	740,926,245.50	Beginning Certificate Balance	770,926,245.50
(-) Scheduled Principal Collections	1,031,134.10	1,031,134.10	(-) Principal Distributions	1,031,134.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	739,895,111.40	739,895,111.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	742,123,359.99	742,123,359.99	Ending Certificate Balance	769,895,111.40
Ending Actual Collateral Balance	741,214,614.77	741,214,614.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	54,588,466.21	7.38%	24	4.3228	NAP	Defeased	9	54,588,466.21	7.38%	24	4.3228	NAP
10,000,000 or less	34	180,167,660.87	24.35%	25	4.3015	1.656767	1.30 or less	15	155,646,008.92	21.04%	25	4.1935	0.805660
10,000,001 to 20,000,000	8	108,713,411.10	14.69%	24	4.2280	1.197397	1.31 to 1.40	1	3,994,744.50	0.54%	24	4.3500	1.400000
20,000,001 to 30,000,000	4	103,417,379.51	13.98%	50	4.1106	1.551912	1.41 to 1.50	4	34,203,040.65	4.62%	24	4.3142	1.472348
30,000,001 to 40,000,000	1	38,200,000.00	5.16%	24	4.0000	2.490000	1.51 to 1.60	3	34,533,809.63	4.67%	30	3.9966	1.579200
40,000,001 to 50,000,000	3	138,079,611.88	18.66%	25	4.3394	1.916424	1.61 to 1.70	5	75,161,018.29	10.16%	23	4.2906	1.650596
50,000,001 to 60,000,000	2	116,728,581.83	15.78%	22	3.6594	2.565611	1.71 to 1.80	3	21,920,766.57	2.96%	24	4.3436	1.736628
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	2	4,758,494.68	0.64%	25	4.2721	1.877473
Totals	61	739,895,111.40	100.00%	28	4.1558	1.800695	1.91 to 2.00	4	71,594,774.31	9.68%	24	4.3235	1.934315
							2.01 to 2.10	3	23,844,722.65	3.22%	25	4.1987	2.081324
							2.11 to 2.30	5	122,164,948.78	16.51%	23	3.8287	2.210787
							2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.60	2	40,278,616.86	5.44%	24	4.0046	2.490516
							2.61 to 2.70	1	6,273,819.59	0.85%	25	3.8500	2.700000
							2.71 to 4.80	4	90,931,879.76	12.29%	52	4.2048	2.925081
							4.81 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	61	739,895,111.40	100.00%	28	4.1558	1.800695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	24	54,588,466.21	7.38%	24	4.3228	NAP	Washington	1	2,513,358.79	0.34%	144	4.4500	2.780000
Alabama	1	22,742,874.38	3.07%	23	4.4500	1.290000	Washington, DC	1	60,000,000.00	8.11%	22	3.1663	2.240000
Arizona	4	26,399,590.02	3.57%	36	4.2899	2.030812	West Virginia	1	9,922,762.06	1.34%	24	4.4000	0.640000
California	8	196,066,166.86	26.50%	24	4.0522	2.050903	Totals	93	739,895,111.40	100.00%	28	4.1558	1.800695
Florida	6	90,526,843.55	12.24%	27	4.2339	1.974905
									Property Type³
Georgia	1	5,199,547.16	0.70%	24	4.3675	1.920000
Illinois	1	2,640,208.64	0.36%	24	4.5000	1.560000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	1	3,994,744.50	0.54%	24	4.3500	1.400000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	8,204,258.35	1.11%	25	4.4500	2.190000	Defeased	24	54,588,466.21	7.38%	24	4.3228	NAP
Maryland	4	23,870,424.75	3.23%	19	4.3355	1.380868	Industrial	4	19,633,180.12	2.65%	18	4.3643	1.936918
Michigan	6	35,598,843.05	4.81%	25	4.4277	1.551932	Lodging	7	80,928,902.94	10.94%	25	4.3642	1.962905
Minnesota	1	2,078,616.86	0.28%	25	4.0900	2.500000	Mixed Use	6	47,236,105.31	6.38%	24	4.2919	1.822387
Missouri	1	1,702,891.87	0.23%	144	4.4500	2.780000	Mobile Home Park	2	6,985,991.78	0.94%	25	4.1100	1.627550
Nevada	1	2,613,033.24	0.35%	24	5.2000	2.180000	Multi-Family	5	64,115,422.72	8.67%	25	4.3560	1.744913
New Jersey	1	6,793,202.80	0.92%	25	4.2000	0.820000	Office	9	186,689,392.92	25.23%	23	3.9154	2.166117
New York	6	35,181,347.75	4.75%	39	4.1807	1.408226	Other	2	10,949,549.98	1.48%	24	4.2833	1.412703
North Carolina	4	55,062,929.50	7.44%	28	4.3677	1.931822	Retail	23	246,843,594.29	33.36%	25	4.1073	1.567249
North Dakota	1	2,367,657.01	0.32%	144	4.4500	2.780000	Self Storage	11	21,924,505.13	2.96%	144	4.4500	2.780000
Ohio	1	1,987,005.76	0.27%	24	4.5260	1.860000	Totals	93	739,895,111.40	100.00%	28	4.1558	1.800695
Oklahoma	1	1,473,862.31	0.20%	25	4.3000	1.488955
Oregon	1	3,876,691.20	0.52%	25	4.1400	2.080000
Pennsylvania	2	8,912,675.81	1.20%	50	4.2900	1.718755
Rhode Island	1	3,132,592.39	0.42%	144	4.4500	2.780000
Texas	11	57,702,489.86	7.80%	26	4.2764	1.429269
Utah	1	14,742,026.72	1.99%	25	4.4500	2.190000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	54,588,466.21	7.38%	24	4.3228	NAP	Defeased	9	54,588,466.21	7.38%	24	4.3228	NAP
	3.500% or less	2	66,319,207.99	8.96%	22	3.1953	2.348625	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	119,223,065.24	16.11%	25	3.9138	1.508004	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	38	481,606,557.78	65.09%	30	4.3032	1.832200	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	3	13,026,179.95	1.76%	14	4.7105	1.591583	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	5,131,634.23	0.69%	53	5.1755	1.890429	49 months or greater	52	685,306,645.19	92.62%	28	4.1425	1.821638
	Totals	61	739,895,111.40	100.00%	28	4.1558	1.800695	Totals	61	739,895,111.40	100.00%	28	4.1558	1.800695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	54,588,466.21	7.38%	24	4.3228	NAP	Defeased	9	54,588,466.21	7.38%	24	4.3228	NAP
	60 months or less	50	660,863,539.07	89.32%	24	4.1285	1.790727	Interest Only	9	222,530,000.00	30.08%	24	3.7930	1.827124
61 months to 84 months		1	2,518,600.99	0.34%	84	5.1500	1.590000	300 months or less	42	440,852,140.06	59.58%	24	4.3036	1.771208
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	717,970,606.27	97.04%	24	4.1468	1.770790	Totals	60	717,970,606.27	97.04%	24	4.1468	1.770790
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	54,588,466.21	7.38%	24	4.3228	NAP	300 months or less	1	21,924,505.13	2.96%	144	4.4500	2.780000
Underwriter's Information		3	27,534,226.95	3.72%	25	4.2602	1.520653	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	450,034,818.99	60.82%	30	4.2603	1.917080	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	66,726,008.87	9.02%	22	3.2892	2.139200	Totals	1	21,924,505.13	2.96%	144	4.4500	2.780000
	25 to 36 months	8	141,011,590.38	19.06%	25	4.1475	1.425541
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	739,895,111.40	100.00%	28	4.1558	1.800695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10096311	1	RT	Palm Desert	CA	Actual/360	3.853%	97,449.52	0.00	0.00	N/A	03/01/25	--	29,375,000.00	29,375,000.00	07/01/22
1A	10096412	1				Actual/360	3.853%	97,449.52	0.00	0.00	N/A	03/01/25	--	29,375,000.00	29,375,000.00	07/01/22
1B	10096413	1				Actual/360	3.853%	6,220.18	0.00	0.00	N/A	03/01/25	--	1,875,000.00	1,875,000.00	07/01/22
1C	10096414	1				Actual/360	3.853%	6,220.18	0.00	0.00	N/A	03/01/25	--	1,875,000.00	1,875,000.00	07/01/22
2	10096312	1	OF	Washington	DC	Actual/360	3.166%	163,593.89	0.00	0.00	N/A	11/04/24	--	60,000,000.00	60,000,000.00	12/04/22
3	10096313	1	OF	Irvine	CA	Actual/360	4.181%	204,557.73	88,187.59	0.00	N/A	11/10/24	--	56,816,769.42	56,728,581.83	12/10/22
4	10096314	1	LO	Various	Various	Actual/360	4.450%	180,156.90	96,384.70	0.00	N/A	02/01/25	--	47,014,487.14	46,918,102.44	01/01/23
5	10096315	1	RT	Miami	FL	Actual/360	4.200%	177,216.67	0.00	0.00	N/A	01/01/25	--	49,000,000.00	49,000,000.00	01/01/23
6	10096316	1	MF	Raleigh	NC	Actual/360	4.378%	159,161.38	53,041.73	0.00	N/A	02/01/25	--	42,214,551.17	42,161,509.44	01/01/23
7	10096317	1	RT	Lakewood	CA	Actual/360	4.000%	131,577.78	0.00	0.00	N/A	01/01/25	--	38,200,000.00	38,200,000.00	01/01/23
8	10096318	1	SS	Various	Various	Actual/360	4.450%	84,438.25	110,847.37	0.00	N/A	01/01/35	--	22,035,352.50	21,924,505.13	01/01/23
10	10096320	1	OF	Hoover	AL	Actual/360	4.450%	87,277.28	33,363.36	0.00	N/A	12/06/24	--	22,776,237.74	22,742,874.38	01/06/23
11	10096321	1	MU	Plano	TX	Actual/360	4.145%	64,303.55	28,000.81	0.00	N/A	12/01/24	--	18,015,702.19	17,987,701.38	01/01/23
12	10096322	1	RT	Greece	NY	Actual/360	4.200%	64,032.14	28,758.87	0.00	N/A	02/01/25	--	17,704,740.25	17,675,981.38	08/01/20
13	10096323	1	RT	Various	Various	Actual/360	4.300%	54,698.47	26,955.32	0.00	N/A	02/01/25	--	14,772,280.86	14,745,325.54	01/01/23
14	10096324	1	OF	Chandler	AZ	Actual/360	4.250%	50,736.73	25,513.95	0.00	N/A	02/06/25	--	13,863,545.40	13,838,031.45	01/06/23
15	10096325	1	SS	Various	Various	Actual/360	4.300%	52,100.60	21,115.63	0.00	N/A	01/06/25	--	14,070,680.20	14,049,564.57	01/06/23
16	10096326	1	LO	Romulus	MI	Actual/360	4.500%	45,854.09	24,068.48	0.00	N/A	02/06/25	--	11,833,314.12	11,809,245.64	01/06/23
17	10096327	1	RT	Walnut Creek	CA	Actual/360	3.990%	42,162.68	22,210.58	0.00	N/A	01/01/25	--	12,271,456.23	12,249,245.65	01/01/23
18	10096328	1	LO	Morgantown	WV	Actual/360	4.400%	37,674.54	20,664.11	0.00	N/A	01/01/25	--	9,943,426.17	9,922,762.06	10/01/20
19	10096329	1	OF	Sugar Land	TX	Actual/360	4.185%	37,333.36	18,119.58	0.00	N/A	01/01/25	--	10,359,587.67	10,341,468.09	01/01/23
20	10096330	1	OF	Chandler	AZ	Actual/360	4.305%	37,373.06	15,114.44	0.00	N/A	01/06/25	--	10,081,526.41	10,066,411.97	01/06/23
21	10096331	1	MF	Pueblo	CO	Actual/360	4.350%	32,545.69	22,850.35	0.00	N/A	02/01/25	--	8,688,504.78	8,665,654.43	01/01/23
22	10096332	1	MF	Sacramento	CA	Actual/360	4.400%	32,338.66	17,737.43	0.00	N/A	01/01/25	--	8,535,130.26	8,517,392.83	01/01/23
24	10096334	1	RT	La Plata	MD	Actual/360	4.120%	33,144.85	14,443.45	0.00	N/A	02/01/25	--	9,342,425.52	9,327,982.07	01/01/23
28	10096338	1	RT	Various	Various	Actual/360	4.350%	23,846.21	32,553.47	0.00	N/A	12/01/24	--	6,366,062.40	6,333,508.93	01/01/23
29	10096339	1	IN	Owings Mills	MD	Actual/360	4.810%	31,366.46	16,433.11	0.00	N/A	08/01/23	--	7,572,884.01	7,556,450.90	01/01/23
30	10096340	1	MU	Ann Arbor	MI	Actual/360	4.400%	24,999.16	20,390.01	0.00	N/A	02/01/25	--	6,598,019.07	6,577,629.06	01/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	10096341	1	MH	Various	MD	Actual/360	4.110%	24,778.15	15,133.59	0.00	N/A	02/01/25	--	7,001,125.37	6,985,991.78	01/01/23
32	10096342	1	MU	Charlotte	NC	Actual/360	4.300%	27,183.48	13,395.98	0.00	N/A	02/01/25	--	7,341,375.91	7,327,979.93	12/01/22
33	10096343	1	98	Lansdowne	PA	Actual/360	4.245%	25,476.95	14,838.12	0.00	N/A	01/01/25	--	6,969,643.60	6,954,805.48	01/01/23
34	10096344	1	IN	Bronx	NY	Actual/360	3.850%	20,868.08	20,699.11	0.00	N/A	02/01/25	--	6,294,518.70	6,273,819.59	01/01/23
35	10096345	1	OF	Various	MI	Actual/360	4.385%	25,450.24	14,039.91	0.00	N/A	01/06/25	--	6,740,048.78	6,726,008.87	01/06/23
36	10096346	1	RT	Paramus	NJ	Actual/360	4.200%	24,617.67	13,525.67	0.00	N/A	02/01/25	--	6,806,728.47	6,793,202.80	01/01/23
37	10096347	1	LO	Dania	FL	Actual/360	3.470%	18,927.18	15,073.07	0.00	N/A	02/01/25	--	6,334,281.06	6,319,207.99	01/01/23
38	10096348	1	MF	San Antonio	TX	Actual/360	4.188%	25,693.02	10,928.57	0.00	N/A	01/01/25	--	7,125,266.46	7,114,337.89	01/01/23
39	10096349	1	OF	Fort Lauderdale	FL	Actual/360	4.430%	23,875.92	12,871.92	0.00	N/A	02/01/25	--	6,258,888.25	6,246,016.33	01/01/23
40	10096350	1	LO	Kalamazoo	MI	Actual/360	4.308%	22,154.52	12,519.37	0.00	N/A	02/06/25	--	5,972,104.18	5,959,584.81	01/06/23
41	10096351	1	MU	Hermosa Beach	CA	Actual/360	4.395%	25,356.71	0.00	0.00	N/A	01/01/25	--	6,700,000.00	6,700,000.00	01/01/23
42	10096352	1	IN	Arlington	TX	Actual/360	4.340%	21,726.35	10,593.15	0.00	N/A	01/06/25	--	5,813,502.78	5,802,909.63	01/06/23
43	10096353	1	RT	Orland	CA	Actual/360	4.120%	21,747.88	0.00	0.00	N/A	02/01/25	--	6,130,000.00	6,130,000.00	01/01/23
44	10096354	1	MF	Tampa	FL	Actual/360	4.445%	19,993.13	10,778.58	0.00	N/A	01/01/25	--	5,223,357.58	5,212,579.00	01/01/23
45	10096355	1	RT	Marietta	GA	Actual/360	4.367%	19,595.92	10,883.39	0.00	N/A	01/01/25	--	5,210,430.55	5,199,547.16	01/01/23
46	10096356	1	MU	Mammoth Lakes	CA	Actual/360	4.350%	19,188.86	9,933.13	0.00	N/A	02/06/25	--	5,122,721.19	5,112,788.06	01/06/23
47	10096357	1	RT	Templeton	CA	Actual/360	4.500%	19,565.84	8,301.85	0.00	N/A	02/01/25	--	5,049,248.40	5,040,946.55	01/01/23
48	10096358	1	MF	Swansea	IL	Actual/360	4.300%	18,391.28	7,960.62	0.00	N/A	01/01/25	--	4,966,888.56	4,958,927.94	01/01/23
49	10096359	1	MU	Macomb	MI	Actual/360	4.500%	17,575.66	9,278.66	0.00	N/A	01/06/25	--	4,535,653.33	4,526,374.67	01/06/23
50	10096360	1	MF	Fairview Heights	IL	Actual/360	4.300%	18,132.25	7,848.50	0.00	N/A	01/01/25	--	4,896,932.20	4,889,083.70	01/01/23
51	10096361	1	MF	Rochester	NY	Actual/360	4.250%	15,899.17	9,189.76	0.00	N/A	02/01/25	--	4,344,366.56	4,335,176.80	01/01/23
52	10096362	1	RT	Hillsboro	OR	Actual/360	4.140%	13,864.54	12,379.74	0.00	N/A	02/01/25	--	3,889,070.94	3,876,691.20	01/01/23
53	10096363	1	MU	Raleigh	NC	Actual/360	4.350%	15,447.52	7,501.60	0.00	N/A	01/06/25	--	4,123,921.87	4,116,420.27	01/06/23
54	10096364	1	98	Lafayette	IN	Actual/360	4.350%	14,989.11	6,796.38	0.00	N/A	01/01/25	--	4,001,540.88	3,994,744.50	01/01/23
55	10096365	1	RT	San Antonio	TX	Actual/360	4.600%	13,817.88	5,662.61	0.00	N/A	01/01/25	--	3,488,385.90	3,482,723.29	01/01/23
56	10096366	1	RT	Las Vegas	NV	Actual/360	5.200%	11,721.98	4,778.80	0.00	N/A	01/01/25	--	2,617,812.04	2,613,033.24	01/01/23
57	10096367	1	MF	Lubbock	TX	Actual/360	4.107%	9,445.46	5,062.68	0.00	N/A	01/01/25	--	2,670,785.46	2,665,722.78	01/01/23
58	10096368	1	RT	Palm Harbor	FL	Actual/360	4.090%	9,776.23	4,316.23	0.00	N/A	02/01/25	--	2,775,805.15	2,771,488.92	12/01/22

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						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
59	10096369	1	MF	Belleville	IL	Actual/360	4.300%	10,015.91	4,335.36	0.00	N/A	01/01/25	--	2,704,972.16	2,700,636.80	01/01/23
60	10096370	1	RT	Garland	TX	Actual/360	5.150%	11,189.89	4,644.87	0.00	N/A	01/01/30	--	2,523,245.86	2,518,600.99	01/01/23
61	10096371	1	RT	Marion	IL	Actual/360	4.500%	10,245.59	3,814.93	0.00	N/A	01/01/25	--	2,644,023.57	2,640,208.64	01/01/23
62	10096372	1	MF	Cleveland Heights	OH	Actual/360	4.526%	7,759.94	4,056.44	0.00	N/A	01/06/25	--	1,991,062.20	1,987,005.76	01/06/23
63	10096373	1	RT	Northfield	MN	Actual/360	4.090%	7,332.17	3,237.17	0.00	N/A	02/01/25	--	2,081,854.03	2,078,616.86	01/01/23
Totals								2,651,634.01	1,031,134.10	0.00				740,926,245.50	739,895,111.40
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	0.00	2,123,199.25	01/01/20	03/31/20	01/11/23	12,874,311.90	303,908.07	209,853.91	273,000.61	1,013,605.02	0.00
1A	1	0.00	2,123,199.25	01/01/20	03/31/20	01/11/23	12,874,311.90	303,908.07	209,853.91	272,955.32	0.00	0.00
1B	1	0.00	2,123,199.25	01/01/20	03/31/20	02/11/22	1,875,000.00	36,823.92	18,201.42	6,201.04	0.00	0.00
1C	1	0.00	2,123,199.25	01/01/20	03/31/20	02/11/22	1,875,000.00	36,823.92	18,201.42	6,201.04	0.00	0.00
2	1	0.00	15,456,334.83	01/01/21	09/30/21	--	0.00	0.00	162,335.81	162,335.81	0.00	0.00
3	1	0.00	30,341,707.00	07/01/21	06/30/22	--	0.00	0.00	292,165.55	292,165.55	0.00	0.00
4	1	0.00	8,359,200.37	04/01/19	03/31/20	11/12/21	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	1,796,485.63	01/01/22	06/30/22	01/11/21	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,700,615.54	3,767,367.27	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,474,709.00	3,074,793.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	6,042,511.34	4,980,343.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,692,489.61	1,598,683.17	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,059,517.94	1,741,827.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	505,301.04	01/01/20	06/30/20	06/13/22	7,955,386.50	609,265.48	63,458.96	1,505,653.05	742,000.45	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	1,841,763.41	1,463,528.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	846,600.12	898,986.58	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	(358,045.65)	(209,044.56)	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	578,976.00	07/01/19	06/30/20	02/11/22	5,452,344.78	433,584.51	37,489.74	1,133,285.28	57,626.96	0.00
19	1	686,665.96	513,865.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	905,282.82	884,543.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,545,496.17	1,018,100.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,179,878.14	474,663.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	1,128,219.00	810,573.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	878,707.47	700,354.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	892,494.51	456,240.58	01/01/22	06/30/22	--	0.00	0.00	40,156.86	40,156.86	0.00	0.00
33	1	735,722.00	541,665.61	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,915,622.22	1,100,513.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	669,672.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	439,637.68	325,959.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	564,710.18	1,245,580.26	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	625,969.80	301,982.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	864,405.11	668,539.26	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,205,991.69	1,374,030.84	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	344,629.71	356,146.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	17,776.06	0.00
43	1	525,000.00	393,750.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	779,799.75	750,277.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	491,288.10	439,723.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	586,517.01	462,155.86	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	301,020.74	219,402.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	716,080.44	669,670.13	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	629,209.68	498,307.37	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	2,214.13	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	359,987.41	254,481.86	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	404,884.76	222,917.73	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	277,861.15	79,999.00	01/01/22	03/31/22	--	0.00	0.00	14,064.13	14,064.13	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	1	351,649.00	244,539.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	266,880.04	266,880.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	246,006.57	140,941.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	4,031.69	0.00
63	1	317,290.03	237,750.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		43,136,740.87	98,500,841.06				42,906,355.08	1,724,313.97	1,065,781.70	3,706,018.69	1,837,254.31	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	6	90,098,743.44	2	66,675,981.38	1	9,922,762.06	0	0.00	0	0.00	0	0.00	4.155809%	4.128161%	28
12/16/22	0	0.00	0	0.00	6	90,148,166.42	2	66,704,740.25	1	9,943,426.17	0	0.00	0	0.00	0	0.00	4.156037%	4.128389%	29
11/18/22	0	0.00	0	0.00	6	90,200,682.82	2	66,735,457.16	1	9,965,225.66	0	0.00	0	0.00	0	0.00	4.156278%	4.128628%	30
10/17/22	0	0.00	0	0.00	6	90,249,731.19	1	49,000,000.00	1	9,985,729.49	0	0.00	0	0.00	0	0.00	4.156503%	4.128853%	31
09/16/22	0	0.00	0	0.00	6	90,301,886.35	1	17,794,511.92	2	10,007,374.43	1	6,848,597.08	0	0.00	1	7,593,989.22	4.156741%	4.129090%	32
08/17/22	0	0.00	0	0.00	7	98,794,874.66	2	66,822,843.65	2	18,472,031.01	0	0.00	0	0.00	0	0.00	4.156381%	4.128294%	33
07/15/22	0	0.00	0	0.00	8	146,359,403.73	2	66,851,073.28	2	18,505,915.31	0	0.00	0	0.00	0	0.00	4.156599%	4.128511%	34
06/17/22	1	2,802,325.28	0	0.00	8	146,525,574.77	1	49,000,000.00	2	18,541,863.90	0	0.00	0	0.00	0	0.00	4.156829%	4.128741%	35
05/17/22	0	0.00	4	62,500,000.00	4	84,180,994.03	1	49,000,000.00	2	18,575,491.71	0	0.00	0	0.00	0	0.00	4.157044%	4.128955%	36
04/18/22	4	62,500,000.00	0	0.00	4	84,345,998.68	1	49,000,000.00	2	18,611,192.97	1	49,000,000.00	0	0.00	0	0.00	4.157272%	4.129181%	37
03/17/22	0	0.00	0	0.00	4	84,500,217.18	0	0.00	2	18,644,566.14	0	0.00	0	0.00	0	0.00	4.157484%	4.129392%	38
02/17/22	0	0.00	0	0.00	4	84,684,484.01	1	49,000,000.00	2	18,684,433.65	0	0.00	0	0.00	0	0.00	4.157736%	4.129643%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10096311	07/01/22	5	3	209,853.91	273,000.61	1,013,605.02	29,375,000.00	07/16/20	2
1A	10096412	07/01/22	5	3	209,853.91	272,955.32	0.00	29,375,000.00	07/16/20	2
1B	10096413	07/01/22	5	3	18,201.42	6,201.04	0.00	1,875,000.00	07/16/20	2
1C	10096414	07/01/22	5	3	18,201.42	6,201.04	0.00	1,875,000.00	07/16/20	2
2	10096312	12/04/22	0	B	162,335.81	162,335.81	0.00	60,000,000.00
12	10096322	08/01/20	28	3	63,458.96	1,505,653.05	768,850.94	18,340,349.16	10/22/20	13		03/31/22
18	10096328	10/01/20	26	3	37,489.74	1,133,285.28	363,472.56	10,471,997.86	10/13/20	7			05/12/21
32	10096342	12/01/22	0	A	40,156.86	40,156.86	0.00	7,341,375.91
58	10096368	12/01/22	0	B	14,064.13	14,064.13	0.00	2,775,805.15
Totals					773,616.15	3,413,853.14	2,145,928.52	161,429,528.08
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		7,556,451	7,556,451	0		0
13 - 24 Months		398,424,581	339,501,819	0		58,922,762
25 - 36 Months		309,470,973	229,294,992	62,500,000		17,675,981
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		24,443,106	24,443,106	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	739,895,111	600,796,368	0	0	80,175,981	9,922,762
Dec-22	740,926,246	601,778,079	0	0	80,204,740	9,943,426
Nov-22	742,016,412	602,815,730	0	0	80,235,457	9,965,226
Oct-22	743,039,611	603,789,880	0	0	80,264,002	9,985,729
Sep-22	744,122,126	653,820,240	0	0	80,294,512	10,007,374
Aug-22	753,581,759	654,786,885	0	0	80,322,844	18,472,031
Jul-22	754,606,900	608,247,496	0	0	127,853,488	18,505,915
Jun-22	755,692,690	606,364,790	2,802,325	0	127,983,711	18,541,864
May-22	756,709,940	610,028,946	0	62,500,000	65,605,502	18,575,492
Apr-22	757,788,122	610,942,124	62,500,000	0	65,734,806	18,611,193
Mar-22	758,797,541	674,297,324	0	0	65,855,651	18,644,566
Feb-22	759,998,185	675,313,701	0	0	66,000,050	18,684,434
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	10096412	29,375,000.00	29,375,000.00	68,000,000.00	07/26/22	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1B	10096413	1,875,000.00	1,875,000.00	68,000,000.00	07/26/22	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1C	10096414	1,875,000.00	1,875,000.00	68,000,000.00	07/26/22	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1	10096311	29,375,000.00	29,375,000.00	68,000,000.00	07/26/22	1,924,022.25	1.58000	03/31/20	03/01/25	I/O
12	10096322	17,675,981.38	18,340,349.16	10,900,000.00	01/10/22	412,280.54	0.74000	06/30/20	02/01/25	264
18	10096328	9,922,762.06	10,471,997.86	6,800,000.00	01/01/22	445,494.00	0.64000	06/30/20	01/01/25	263
Totals		90,098,743.44	91,312,347.02	289,700,000.00		8,553,863.54

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	10096311	RT	CA	07/16/20	2

1/11/2023 1.1.2023: Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property reopened August, 2020 and tenant collections continue to improve.

NODissued Aug-2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL as the receiver with the ability to market and sell the asset. Updated BOVs received. Operating funds, when available are being posted to a portion of the past due interest payments. The property is currently 83% occupied. Phase one report received w/a Phase II recommendation. Annual

	inspection completed.Updated appraisal received and finalized. Phase II draft report currently under review and likely to be subjected to a formal peer review.
1A	10096412	Various	Various	07/16/20	2

1/11/2023 1.1.2023: Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property reopened August, 2020 and tenant collections continue to improve.

NODissued Aug-2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL as the receiver with the ability to market and sell the asset. Updated BOVs received. Operating funds, when available are being posted to a portion of the past due interest payments. The property is currently 83% occupied.Phase one report received w/a Phase II recommendation. Annual

	inspection completed.Updated appraisal received and finalized. Phase II draft report currently under review and likely to be subjected to a formal peer review.
1B	10096413	Various	Various	07/16/20	2

1/11/2023 1.1.2023: Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property reopened August, 2020 and tenant collections continue to improve.

NODissued Aug-2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL as the receiver with the ability to market and sell the asset. Updated BOVs received. Operating funds, when available are being posted to a portion of the past due interest payments. The property is currently 83% occupied.Phase one report received w/a Phase II recommendation. Annual

	inspection completed.Updated appraisal received and finalized. Phase II draft report currently under review and likely to be subjected to a formal peer review.
1C	10096414	Various	Various	07/16/20	2

1/11/2023 1.1.2023: Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property reopened August, 2020 and tenant collections continue to improve.

NODissued Aug-2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL as the receiver with the ability to market and sell the asset. Updated BOVs received. Operating funds, when available are being posted to a portion of the past due interest payments. The property is currently 83% occupied.Phase one report received w/a Phase II recommendation. Annual

	inspection completed.Updated appraisal received and finalized. Phase II draft report currently under review and likely to be subjected to a formal peer review.
12	10096322	RT	NY	10/22/20	13

1/11/2023 1.1.2023 - Loan was transferred to Special Servicing in October 2020 due to payment default. Property previously suffered loss of Toys R Us, and operations were further disrupted by COVID-19 pandemic, and death of the loan guarantor. Borrower executed a pre-negotiation agreement and remained engaged in negotiations to reinstate and modify the loan, while simultaneously seeking to lease-up the property and improve cash flows. With efforts to improve leasing at the property unsuccessful,legal e nforcement is being pursued, in parallel, with the foreclosure action initiated on 04/01/2022. A petition to appoint a receiver was filed on 06.02.2022 and the receiver (Orazio Crisalli, Syracuse Realty) is now in place at the property. Current efforts fo cus on securing current tenants, while also seeking to expand property occupancy. Four existing tenants have been extended and the fourth largest vacant space is now under an executed lease with a new

	tenant that took the spaceas is, bringing occupancy to 72%.
18	10096328	LO	WV	10/13/20	7

1/11/2023 1.1.2023 - Hotel is REO as of May 2021; GF Hotels is engaged as the property manager. Operations were disrupted significantly due to COVID 19. Performance has improved since foreclosure was completed and continued to do so through Q3 2022 as classes and sporting events resumed at the university. Strong demand is being seen during home football games, with demand in-line with historical performance. Following end of the football season, October 2022 YTD

	reporting showed occupancy of 51.8% (vs. budget of 62.7%) and ADRs of $103.75 (vs. budget of $95.87). YTD NOI has run in stride with forecast.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

					Modified Loan Detail
		Pre-Modification			Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
5	10096315	1	0.00	4.20000%	0.00	4.20000%	8	02/18/22	02/18/22	07/11/22
36	10096346	1	0.00	4.20000%	0.00	4.20000%	8	03/01/20	02/26/21	08/17/22
37	10096347	1	0.00	3.47000%	0.00	3.47000%	8	06/22/20	06/22/20	06/22/20
40	10096350	1	0.00	4.30800%	0.00	4.30800%	8	10/26/20	08/04/20	08/04/20
40	10096350	1	0.00	4.30800%	0.00	4.30800%	8	08/04/20	08/04/20	10/26/20
Totals			0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	10096337 09/16/22	8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	0.00	124,752.92	711,905.21	7.91%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	0.00	124,752.92	711,905.21

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	10096337	11/18/22	0.00	0.00	711,905.21	0.00	2,106.76	(126,859.68)	0.00	0.00	709,798.45
		09/16/22	0.00	0.00	836,658.13	0.00	0.00	836,658.13	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	711,905.21	0.00	2,106.76	709,798.45	0.00	0.00	709,798.45

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	6,323.78	0.00	0.00	(112,820.49)	0.00	0.00	3,803.29	0.00	0.00	0.00
1A	0.00	0.00	6,323.78	0.00	0.00	(112,820.49)	0.00	0.00	3,799.27	0.00	0.00	0.00
1B	0.00	0.00	403.65	0.00	0.00	(12,007.80)	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	403.65	0.00	0.00	(12,007.80)	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,811.44	0.00	0.00	28,395.20	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,140.60	0.00	0.00	20,494.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,406.90	0.00	0.00	(200,767.38)	0.00	0.00	7,602.56	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(173,757.92)

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Supplemental Notes

None

© 2021 Computershare. All rights reserved. Confidential.	Page 31 of 31